Annual Fund Operating Expenses	Oct. 05, 2026
Tema Actuator ETF | Tema Actuator ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%
Tema CPU ETF | Tema CPU ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%
Tema Analog Semiconductor ETF | Tema Analog Semiconductor ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.75%
Tema MLCC ETF | Tema MLCC ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.75%
Tema Physical AI ETF | Tema Physical AI ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.75%
Tema Semicap ETF | Tema Semicap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.75%
Tema Semiconductor Manufacturing ETF | Tema Semiconductor Manufacturing ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.75%
Tema Semiconductor Substrates ETF | Tema Semiconductor Substrates ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[6]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[8]	“Other Expenses” are based on estimated amounts for the current fiscal year.